Goodwill and Other Intangible Assets (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other intangible assets
Gross Carrying Value	$ 5,036,956	$ 5,036,956
Accumulated Amortization	(4,228,930)	(3,934,932)
Net	808,026	1,102,024
Aggregate amortization expense	293,998	452,356	338,877
Estimated amortization expense
2014	238,589
2015	185,779
2016	115,706
2017	90,532
2018	72,333
Core deposit intangible
Other intangible assets
Gross Carrying Value	2,705,391	2,705,391
Accumulated Amortization	(2,606,165)	(2,520,167)
Net	99,226	185,224
Customer relationship intangible
Other intangible assets
Gross Carrying Value	2,331,565	2,331,565
Accumulated Amortization	(1,622,765)	(1,414,765)
Net	$ 708,800	$ 916,800